Note 31 - Non Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Non Controlling interests
Non controling interest explanatory
Non-controlling interests: breakdown by subgroups (Millions of Euros)
	2019	2018	2017
Garanti BBVA	4,240	4,058	4,903
BBVA Peru	1,334	1,167	1,059
BBVA Argentina	422	352	420
BBVA Colombia	76	67	65
BBVA Venezuela	71	67	78
Other entities	57	53	454
Total	6,201	5,764	6,979

Profit atributable to Non controling interest
Profit attributable to non-controlling interests (Millions of Euros)
	2019	2018	2017
Garanti BBVA	524	585	883
BBVA Peru	236	227	208
BBVA Argentina	60	(18)	93
BBVA Colombia	11	9	7
BBVA Venezuela	(1)	(5)	(2)
Other entities	4	30	55
Total	833	827	1,243